UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21761

Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Kevin Keeley

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-786-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

Semiannual Report

March 31, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.keeleyfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@keeleyteton.com.

KEELEY FUNDS

(Unaudited)

	Class A Shares								Class I Shares
	Average Annual Returns — March 31, 2022(a)(b)						Average Annual Returns — March 31, 2022(a)
						Expense Ratio						Expense Ratio
					Gross	after					Gross	after
				Since	Expense	Adviser				Since	Expense	Adviser
KEELEY Small Cap	1 Year	5 Year	10 Year	Inception	Ratio	Reimbursements	1 Year	5 Year	10 Year	Inception	Ratio	Reimbursements

Dividend Value Fund	(0.61)%	6.08%	8.70%	10.61%	1.60%	1.42%	4.31%	7.33%	9.47%	11.31%	1.35%	1.17%
KEELEY Small-Mid Cap
Value Fund	(2.16)	6.93	9.42	7.38	1.67	1.43	2.72	8.18	10.20	7.99	1.42	1.18
KEELEY Mid Cap
Dividend Value Fund	3.64	7.29	10.57	12.33	1.38	1.20	8.79	8.56	11.35	13.10	1.13	0.95

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.keeleyfunds.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.keeleyfunds.com. The prospectuses contain expense reimbursement information and should be read carefully before investing. The gross expense ratios and expense ratios after Adviser reimbursements are from the current prospectus dated January 28, 2022. The contractual reimbursements are in effect through February 28, 2023.

(b)	Includes the effect of the maximum 4.50% sales charge at the beginning of the period.

Inception Dates
	Class A Shares	Class I Shares
KEELEY Small Cap Dividend Value Fund	12/01/09	12/01/09
KEELEY Small-Mid Cap Value Fund	08/15/07	08/15/07
KEELEY Mid Cap Dividend Value Fund	10/03/11	10/03/11

The KEELEY Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.keeleyfunds.com or by calling the Funds at 800-422-3554. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-422-3554; (ii) writing to The KEELEY Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

KEELEY Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2021 through March 31, 2022

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending	Annualized	Expenses	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During	Account Value	Account Value	Expense	Paid During
	10/01/21	03/31/22	Ratio	Period*	10/01/21	03/31/22	Ratio	Period*

KEELEY Small Cap Dividend Value Fund
Class A	$1,000.00	$1,050.40	1.29%	$6.59	$1,000.00	$1,018.50	1.29%	$6.49
Class I	$1,000.00	$1,051.50	1.04%	$5.32	$1,000.00	$1,019.75	1.04%	$5.24
KEELEY Small-Mid Cap Value Fund
Class A	$1,000.00	$1,003.30	1.39%	$6.94	$1,000.00	$1,018.00	1.39%	$6.99
Class I	$1,000.00	$1,004.20	1.14%	$5.70	$1,000.00	$1,019.25	1.14%	$5.74
KEELEY Mid Cap Dividend Value Fund
Class A	$1,000.00	$1,073.30	1.20%	$6.20	$1,000.00	$1,018.95	1.20%	$6.04
Class I	$1,000.00	$1,074.40	0.95%	$4.91	$1,000.00	$1,020.19	0.95%	$4.78

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2022:

KEELEY Small Cap Dividend Value Fund

Financial Services	16.0%
Banking	15.7%
Energy and Utilities	14.9%
Diversified Industrial	10.9%
Health Care	7.9%
Business Services	5.9%
Building and Construction	4.7%
Consumer Products	4.1%
Equipment and Supplies	2.7%
Retail	2.5%
Computer Software and Services	2.5%
Short Term Investment	2.4%
Metals and Mining	2.2%
Broadcasting	1.8%
Consumer Services	1.6%
Paper and Forest Products	1.3%
Hotels and Gaming	1.3%
Automotive	1.1%
Electronics	0.7%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

KEELEY Small-Mid Cap Value Fund

Financial Services	18.1%
Energy and Utilities	14.8%
Diversified Industrial	12.2%
Health Care	11.0%
Business Services	7.1%
Building and Construction	6.2%
Consumer Products	5.5%
Computer Software and Services	5.0%
Retail	3.5%
Hotels and Gaming	3.3%
Banking	3.2%
Short Term Investment	2.4%
Food and Beverage	2.3%
Specialty Chemicals	2.2%
Broadcasting	1.4%
Communication Services	1.0%
Metals and Mining	0.8%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

KEELEY Mid Cap Dividend Value Fund

Energy and Utilities	16.9%
Financial Services	16.4%
Health Care	10.6%
Diversified Industrial	7.6%
Business Services	6.2%
Specialty Chemicals	5.9%
Retail	4.8%
Computer Software and Services	4.7%
Building and Construction	3.7%
Food and Beverage	3.7%
Hotels and Gaming	3.4%
Consumer Products	2.6%
Machinery	2.6%
Metals and Mining	1.8%
Automotive: Parts and Accessories	1.7%
Short Term Investment	1.5%
Broadcasting	1.4%
Electronics	1.3%
Real Estate	1.2%
Consumer Services	0.9%
Equipment and Supplies	0.8%
Banking	0.5%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

KEELEY Small Cap Dividend Value Fund

Schedule of Investments—March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.8%
	Automotive — 1.1%
77,110	Winnebago Industries Inc.	$2,708,060	$4,166,253

	Banking — 15.7%
130,606	Atlantic Union Bankshares Corp.	4,156,442	4,791,934
177,354	Cadence Bank	2,658,041	5,189,378
51,253	Cambridge Bancorp	4,505,228	4,356,505
127,457	Columbia Banking System Inc.	4,058,950	4,113,037
127,714	First Bancorp/Southern Pines NC	2,641,357	5,334,614
111,140	First Foundation Inc.	2,859,987	2,699,591
60,724	Glacier Bancorp Inc.	1,985,052	3,053,203
94,218	Independent Bank Group Inc.	4,691,297	6,704,553
182,173	OceanFirst Financial Corp.	4,432,029	3,661,677
160,244	South Plains Financial Inc.	3,714,108	4,259,285
137,835	The Bank of NT Butterfield & Son Ltd.	4,685,732	4,945,520
124,056	Timberland Bancorp Inc.	3,566,213	3,350,753
57,352	Wintrust Financial Corp.	3,186,416	5,329,721
		47,140,852	57,789,771

	Broadcasting — 1.8%
36,056	Nexstar Media Group Inc., Cl. A	1,648,832	6,795,835

	Building and Construction — 4.7%
104,385	Apogee Enterprises Inc.	2,764,588	4,954,112
141,207	KB Home	3,550,249	4,572,283
33,581	KBR Inc.	491,610	1,837,888
250,128	Primoris Services Corp.	4,483,230	5,958,049
		11,289,677	17,322,332

	Business Services — 5.9%
93,014	ABM Industries Inc.	4,803,129	4,282,365
251,465	City Office REIT Inc.	2,868,072	4,440,872
128,610	Heartland Express Inc.	1,855,377	1,809,543
233,742	Outfront Media Inc., REIT	5,929,642	6,645,285
113,255	STAG Industrial Inc., REIT	2,956,193	4,683,094
		18,412,413	21,861,159

	Computer Software and Services — 2.5%
115,836	Progress Software Corp.	5,429,852	5,454,717
46,023	TTEC Holdings Inc.	3,032,140	3,797,818
		8,461,992	9,252,535

	Consumer Products — 4.1%
343,641	Culp Inc.	4,707,526	2,728,510
133,738	Kontoor Brands Inc.	3,221,554	5,530,066
111,925	Nu Skin Enterprises Inc., Cl. A	6,134,666	5,358,969
74,219	The Aaron’s Co Inc.	1,918,562	1,490,317
		15,982,308	15,107,862
	Consumer Services — 1.6%
90,812	National Storage Affiliates Trust, REIT	2,678,153	5,699,361

	Diversified Industrial — 10.9%
27,193	EnPro Industries Inc.	2,806,008	2,657,572
424,219	GrafTech International Ltd.	5,086,170	4,080,987
248,422	Griffon Corp.	6,331,131	4,975,893
141,690	Hillenbrand Inc.	2,899,289	6,258,447

Shares		Cost	Market Value

18,554	John Bean Technologies Corp.	$167,600	$2,198,092
118,120	Maxar Technologies Inc.	3,150,572	4,661,015
120,967	Olin Corp.	1,922,556	6,324,155
103,136	Spirit AeroSystems Holdings Inc., Cl. A	4,546,144	5,042,319
85,786	VSE Corp.	3,717,217	3,953,877
		30,626,687	40,152,357

	Electronics — 0.7%
31,566	Dolby Laboratories Inc., Cl. A	1,981,871	2,469,093

	Energy and Utilities — 14.9%
69,400	ALLETE Inc.	2,673,327	4,648,412
97,484	Argan Inc.	4,408,050	3,956,876
182,174	Atlantica Sustainable Infrastructure plc	3,281,731	6,388,842
69,159	Black Hills Corp.	3,924,543	5,326,626
151,330	ChampionX Corp.†	3,359,792	3,704,558
218,099	International Seaways Inc.	4,121,794	3,934,506
59,759	Oasis Petroleum Inc.	3,767,634	8,742,742
353,263	Primo Water Corp.	4,684,364	5,033,998
207,956	South Jersey Industries Inc.	6,219,955	7,184,880
526,450	TechnipFMC plc†	3,573,523	4,079,987
1,319	Texas Pacific Land Corp.	493,695	1,783,433
		40,508,408	54,784,860

	Equipment and Supplies — 2.7%
141,072	Cactus Inc., Cl A	3,961,222	8,004,425
13,754	Regal Rexnord Corp.	1,075,140	2,046,320
		5,036,362	10,050,745

	Financial Services — 16.0%
79,519	Air Lease Corp.	1,653,472	3,550,523
284,432	Alpine Income Property Trust Inc., REIT	5,089,791	5,347,322
174,909	Brightsphere Investment Group Inc.	1,958,777	4,241,543
194,749	Enact Holdings Inc.	3,914,876	4,333,165
288,720	Global Net Lease Inc., REIT	4,595,015	4,541,566
110,980	James River Group Holdings Ltd.	3,761,330	2,745,645
144,343	Pacific Premier Bancorp Inc.	2,969,436	5,102,525
153,947	Provident Financial Services Inc.	2,027,688	3,602,360
185,126	Silvercrest Asset Management Group Inc., Cl. A	1,669,480	3,785,827
62,660	SouthState Corp.	5,560,344	5,112,429
108,146	Synovus Financial Corp.	2,579,792	5,299,154
159,882	Victory Capital Holdings Inc, Cl. A	5,347,015	4,615,793
176,871	Virtu Financial Inc., Cl. A	4,105,358	6,583,139
		45,232,374	58,860,991

	Health Care — 7.9%
272,873	CareTrust REIT Inc.	3,583,814	5,266,449
10,119	Chemed Corp.	3,866,131	5,125,779
143,400	Perrigo Co plc	6,412,315	5,510,862
344,886	Sabra Health Care REIT Inc.	4,039,959	5,135,353
87,472	The Ensign Group Inc.	1,541,567	7,873,355
		19,443,786	28,911,798

See accompanying notes to financial statements.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.3%
29,638	Marriott Vacations Worldwide Corp.	$2,764,731	$4,673,913

	Metals and Mining — 2.2%
62,893	Compass Minerals International Inc.	3,378,084	3,949,051
44,579	Kaiser Aluminum Corp.	1,255,046	4,197,559
		4,633,130	8,146,610
	Paper and Forest Products — 1.3%
338,094	Mercer International Inc.	4,035,022	4,716,411

	Retail — 2.5%
42,892	Jack in the Box Inc.	3,678,778	4,006,542
56,870	Penske Automotive Group Inc.	1,006,594	5,329,856
		4,685,372	9,336,398

	TOTAL COMMON STOCKS	267,270,030	360,098,284

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Broadcasting — 0.0%
851,756	Media General Inc., CVR†(a)	$0	$1

	SHORT TERM INVESTMENT — 2.4%
	Other Investment Companies — 2.4%
8,933,322	Fidelity Government Portfolio, Cl. I, 0.120%*	8,933,322	8,933,322

	TOTAL INVESTMENTS — 100.2%	$276,203,352	369,031,607

	Other Assets and Liabilities (Net) — (0.2)%		(811,913)

	NET ASSETS — 100.0%		$368,219,694

*	1 day yield as of March 31, 2022.

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments—March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.6%
	Banking — 3.2%
9,994	PacWest Bancorp	$334,951	$431,041
15,651	Umpqua Holdings Corp.	268,968	295,178
5,516	Wintrust Financial Corp.	247,007	512,602
		850,926	1,238,821
	Broadcasting — 1.4%
2,988	Nexstar Media Group Inc., Cl. A	156,783	563,178

	Building and Construction — 6.2%
9,994	Apogee Enterprises Inc.	255,683	474,315
7,048	Fortune Brands Home & Security Inc.	109,254	523,526
16,036	Summit Materials Inc., Cl. A†	571,007	498,078
4,784	The Howard Hughes Corp.†	414,533	495,670
23,122	Tri Pointe Homes Inc.†	240,632	464,290
		1,591,109	2,455,879
	Business Services — 7.1%
7,354	IAA Inc.†	230,222	281,291
3,700	Lamar Advertising Co., Cl. A, REIT	125,242	429,866
13,316	Nielsen Holdings plc	259,643	362,728
21,008	Outfront Media Inc., REIT	379,392	597,257
14,802	Vontier Corp.	440,791	375,823
4,214	WEX Inc.†	240,482	751,988
		1,675,772	2,798,953

	Communication Services — 1.0%
4,008	Ziff Davis Inc.†	452,885	387,894

	Computer Software and Services — 5.0%
2,947	Black Knight Inc.†	42,864	170,897
6,952	CDK Global Inc.	180,221	338,423
19,581	Cognyte Software Ltd.†	396,054	221,461
34,315	N-able Inc.†	469,164	312,266
4,908	TD SYNNEX Corp.	431,950	506,555
7,873	Verint Systems Inc.†	151,160	407,034
		1,671,413	1,956,636

	Consumer Products — 5.5%
6,506	Brunswick Corp.	338,369	526,270
13,340	Kontoor Brands Inc.	223,182	551,609
3,440	PVH Corp.	262,610	263,538
5,752	Spectrum Brands Holdings Inc.	290,738	510,318
16,216	The Aaron’s Co Inc.	299,853	325,617
		1,414,752	2,177,352

	Diversified Industrial — 12.2%
1,932	Acuity Brands Inc.	239,913	365,728
6,506	Altra Industrial Motion Corp.	232,840	253,278
2,278	Chart Industries Inc†	120,857	391,292
14,606	Colfax Corp.†	699,294	581,173
5,240	Crane Co.	511,497	567,387
45,112	GrafTech International Ltd.	445,660	433,977
6,694	GXO Logistics Inc.†	417,680	477,550
36,771	Harsco Corp.†	577,940	450,077
4,761	ITT Inc.	85,268	358,075
1,344	John Bean Technologies Corp.	11,407	159,224
19,231	nVent Electric plc	469,545	668,854

Shares		Cost	Market Value
1,366	XPO Logistics Inc.†	$116,339	$99,445
		3,928,240	4,806,060

	Energy and Utilities — 14.8%
12,256	Atlantica Sustainable Infrastructure plc	393,239	429,818
15,838	ChampionX Corp.†
8,532	Chesapeake Energy Corp.	462,793	742,284
3,532	Diamondback Energy Inc.	231,184	484,166
4,526	Evergy Inc.	244,283	309,307
32,782	International Seaways Inc.	436,886	591,387
20,058	MDU Resources Group Inc.	420,055	534,546
15,510	NRG Energy Inc.	144,254	594,964
4,430	Oasis Petroleum Inc.	264,464	648,109
30,549	Primo Water Corp.	420,034	435,323
59,724	TechnipFMC plc†	524,157	462,861
163	Texas Pacific Land Corp.	73,085	220,394
		3,877,592	5,840,873

	Financial Services — 18.1%
14,920	Air Lease Corp.	314,951	666,178
14,769	Amerant Bancorp Inc.	248,665	466,553
23,720	Anzu Special Acquisition Corp. I, Cl. A†	234,168	232,100
8,838	Brightsphere Investment Group Inc.	83,519	214,321
27,725	Enact Holdings Inc.	578,217	616,881
26,398	Equitable Holdings Inc.	527,601	815,962
12,329	FS KKR Capital Corp.	169,716	281,348
7,730	Popular Inc.	419,928	631,850
7,958	PROG Holdings Inc†	381,639	228,952
6,271	SouthState Corp.	363,023	511,651
15,650	Synovus Financial Corp.	472,671	766,850
22,405	Tastemaker Acquisition Corp., Cl. A†	220,784	221,585
23,910	TLG Acquisition One Corp., Cl. A†	233,304	234,079
16,825	Virtu Financial Inc., Cl. A	412,604	626,227
9,193	Voya Financial Inc.	226,166	609,956
		4,886,956	7,124,493
	Food and Beverage — 2.3%
6,278	Lamb Weston Holdings Inc.	277,622	376,115
9,806	Molson Coors Beverage Co., Cl. B	439,685	523,444
		717,307	899,559

	Health Care — 11.0%
23,692	Bausch Health Cos. Inc.†	690,395	541,362
20,176	CareTrust REIT Inc.	231,976	389,397
1,468	Laboratory Corp. of America Holdings†	165,851	387,053
23,484	Organon & Co.	729,581	820,296
14,676	Perrigo Co plc	660,928	563,999
29,962	Sabra Health Care REIT Inc.	412,912	446,134
6,600	The Ensign Group Inc.	280,249	594,066
21,338	The Pennant Group Inc.†	490,506	397,527
8,102	Zimvie Inc.†	188,031	185,050
		3,850,429	4,324,884

	Hotels and Gaming — 3.3%
10,322	Gaming and Leisure Properties Inc., REIT	260,024	484,411
13,788	VICI Properties Inc., REIT	272,660	392,406

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments (Continued)—March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
4,950	Wyndham Hotels & Resorts Inc.	$285,531	$419,216
		818,215	1,296,033

	Metals and Mining — 0.8%
3,204	Kaiser Aluminum Corp.	64,342	301,689

	Retail — 3.5%
7,258	Bath & Body Works Inc.	415,363	346,933
5,139	Penske Automotive Group Inc.	84,465	481,627
10,795	Victoria’s Secret & Co.†	596,380	554,431
		1,096,208	1,382,991
	Specialty Chemicals — 2.2%
5,184	Ashland Global Holdings Inc.	23,673	510,157
11,526	Valvoline Inc.	34,409	363,761
		58,082	873,918

	TOTAL COMMON STOCKS	27,111,011	38,429,213

	WARRANTS — 0.0%
	Financial Services — 0.0%
7,906	Anzu Special Acquisition Corp. I, expire 12/31/27†	6,407	1,897

Shares		Cost	Market Value

11,202	Tastemaker Acquisition Corp., expire 12/31/25†	$7,997	$2,513
7,970	TLG Acquisition One Corp., expire 01/25/28†	5,010	1,579
		19,414	5,989
	TOTAL WARRANTS	19,414	5,989

	SHORT TERM INVESTMENT — 2.4%
	Other Investment Companies — 2.4%
963,171	Fidelity Government Portfolio, Cl. I, 0.120%*	963,171	963,171

	TOTAL INVESTMENTS — 100.0%
		$28,093,596	39,398,373
	Other Assets and Liabilities (Net) — (0.0)%		(5,191)
	NET ASSETS — 100.0%		$39,393,182

†	Non-income producing security.
*	1 day yield as of March 31, 2022.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments—March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.7%
	Automotive: Parts and Accessories — 1.7%
31,014	Allison Transmission Holdings Inc.	$1,169,075	$1,217,610
13,803	Autoliv Inc.	887,281	1,055,101
		2,056,356	2,272,711
	Banking — 0.5%
34,505	Umpqua Holdings Corp.	524,107	650,764

	Broadcasting — 1.4%
9,743	Nexstar Media Group Inc., Cl. A	922,621	1,836,361

	Building and Construction — 3.7%
23,383	Fortune Brands Home & Security Inc.	1,034,617	1,736,889
54,396	KB Home	1,234,941	1,761,343
7,712	Vulcan Materials Co.	652,966	1,416,694
		2,922,524	4,914,926
	Business Services — 6.2%
62,372	Hudson Pacific Properties Inc., REIT	1,948,069	1,730,823
14,290	Iron Mountain Inc., REIT	360,859	791,809
18,709	Lamar Advertising Co., Cl. A, REIT	1,155,113	2,173,612
21,764	Omnicom Group Inc.	1,730,877	1,847,328
13,058	Quanta Services Inc.	435,924	1,718,563
		5,630,842	8,262,135
	Computer Software and Services — 4.7%
45,530	CDK Global Inc.	2,311,816	2,216,400
86,932	NortonLifeLock Inc.	1,809,388	2,305,437
16,548	TD SYNNEX Corp.	1,433,744	1,707,919
		5,554,948	6,229,756
	Consumer Products — 2.6%
26,144	Brunswick Corp.	1,318,438	2,114,788
17,050	Hasbro Inc.	962,752	1,396,736
		2,281,190	3,511,524
	Consumer Services — 0.9%
15,587	Equity LifeStyle Properties Inc., REIT	289,870	1,192,094

	Diversified Industrial — 7.6%
6,170	Acuity Brands Inc.	766,979	1,167,981
13,182	Crane Co.	1,322,096	1,427,347
179,141	GrafTech International Ltd.	2,539,100	1,723,336
20,785	ITT Inc.	808,424	1,563,240
34,536	Jabil Inc.	1,820,381	2,131,907
59,433	nVent Electric plc	1,391,850	2,067,080
		8,648,830	10,080,891
	Electronics — 1.3%
7,631	Agilent Technologies Inc.	299,477	1,009,810
9,175	Dolby Laboratories Inc., Cl. A	331,271	717,669
		630,748	1,727,479
	Energy and Utilities — 16.9%
23,384	Black Hills Corp.	1,356,702	1,801,036
54,494	ChampionX Corp.†	1,223,183	1,334,013
23,706	Chesapeake Energy Corp.	1,232,071	2,062,422
21,556	Devon Energy Corp.	333,005	1,274,606
16,314	Diamondback Energy Inc.	941,241	2,236,323
26,062	Evergy Inc.	1,347,601	1,781,077
Shares		Cost	Market Value

15,900	Exelon Corp.	$653,476	$757,317
61,544	MDU Resources Group Inc.	1,548,626	1,640,148
12,098	National Fuel Gas Co.	500,898	831,133
47,171	NRG Energy Inc.	1,022,086	1,809,479
50,258	OGE Energy Corp.	1,275,674	2,049,521
7,173	Pioneer Natural Resources Co.	399,675	1,793,465
37,509	UGI Corp.	1,158,273	1,358,576
17,863	Valero Energy Corp.	674,626	1,813,809
		13,667,137	22,542,925
	Equipment and Supplies — 0.8%
18,188	The Timken Co.	1,117,777	1,104,012

	Financial Services — 16.4%
45,629	Air Lease Corp.	1,098,300	2,037,335
6,576	Ameriprise Financial Inc.	571,406	1,975,167
3,979	Arthur J. Gallagher & Co.	137,507	694,734
19,405	Comerica Inc.	966,249	1,754,794
16,400	Discover Financial Services	725,017	1,807,116
68,200	Equitable Holdings Inc.	1,354,614	2,108,062
24,032	Popular Inc.	1,309,651	1,964,376
19,972	Prosperity Bancshares Inc.	1,253,233	1,385,657
6,983	Reinsurance Group of America Inc.	641,628	764,359
21,607	SouthState Corp.	1,227,014	1,762,915
38,484	Synovus Financial Corp.	1,254,156	1,885,716
61,118	Virtu Financial Inc., Cl. A	1,321,754	2,274,812
21,109	Voya Financial Inc.	674,286	1,400,582
		12,534,815	21,815,625
	Food and Beverage — 3.7%
47,209	Conagra Brands Inc.	1,353,292	1,584,806
19,493	Lamb Weston Holdings Inc.	618,499	1,167,825
40,378	Molson Coors Beverage Co., Cl. B	1,856,719	2,155,378
		3,828,510	4,908,009
	Health Care — 10.6%
3,809	Chemed Corp.	1,571,194	1,929,449
19,811	Encompass Health Corp.	1,213,202	1,408,760
53,098	Healthcare Trust of America Inc., Cl. A, REIT	1,283,333	1,664,091
47,256	Organon & Co.	1,488,464	1,650,652
51,932	Perrigo Co. plc	2,303,653	1,995,747
101,002	Sabra Health Care REIT Inc.	1,761,984	1,503,920
26,754	The Ensign Group Inc.	2,175,137	2,408,128
11,041	Universal Health Services Inc., Cl. B	1,275,874	1,600,393
		13,072,841	14,161,140
	Hotels and Gaming — 3.4%
7,145	Marriott Vacations Worldwide Corp.	329,564	1,126,766
64,952	VICI Properties Inc., REIT	1,280,603	1,848,534
18,674	Wyndham Hotels & Resorts Inc.	852,342	1,581,501
		2,462,509	4,556,801
	Machinery — 2.6%
31,013	BWX Technologies Inc.	1,459,319	1,670,360
17,916	Oshkosh Corp.	1,380,633	1,803,246
		2,839,952	3,473,606

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued)—March 31, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 1.8%
14,840	Franco-Nevada Corp.	$1,374,279	$2,367,277

	Real Estate — 1.2%
33,775	Highwoods Properties Inc., REIT	1,342,433	1,544,869

	Retail — 4.8%
27,310	Bath & Body Works Inc.	1,608,525	1,305,418
90,121	Brixmor Property Group Inc., REIT	1,329,316	2,326,023
11,527	PVH Corp.	1,095,162	883,083
35,352	Victoria’s Secret & Co.†	2,084,714	1,815,679
		6,117,717	6,330,203
	Specialty Chemicals — 5.9%
14,614	Ashland Global Holdings Inc.	1,140,875	1,438,164
13,071	FMC Corp.	581,410	1,719,751
48,228	Olin Corp.	699,177	2,521,360
15,994	RPM International Inc.	792,767	1,302,551
Shares		Cost	Market Value
29,230	Valvoline Inc.	$331,138	$922,499
		3,545,367	7,904,325
	TOTAL COMMON STOCKS	91,365,373	131,387,433

	SHORT TERM INVESTMENT — 1.5%
	Other Investment Companies — 1.5%
2,009,873	Fidelity Government Portfolio, Cl. I, 0.120%*	2,009,873	2,009,873

	TOTAL INVESTMENTS — 100.2%	$93,375,246	133,397,306

	Other Assets and Liabilities (Net) — (0.2)%		(309,851)
	NET ASSETS — 100.0%		$133,087,455

*	1 day yield as of March 31, 2022.
†	Non-income producing security.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	Small Cap	Small-Mid	Mid Cap
	Dividend	Cap	Dividend
	Value Fund	Value Fund	Value Fund
Assets:
Investments, at value (Cost $276,203,352, $28,093,596, and $93,375,246, respectively)	$369,031,607	$39,398,373	$133,397,306
Receivable for Fund shares sold	74,839	10,075	15,803
Receivable for investments sold	74,562	—	—
Receivable from Adviser	55,638	10,308	21,250
Dividends and interest receivable	367,683	38,565	162,205
Prepaid expenses	88,567	22,816	42,240
Total Assets	369,692,896	39,480,137	133,638,804

Liabilities:
Payable for investments purchased	815,047	—	—
Payable for Fund shares redeemed	115,391	4,053	384,707
Payable for investment advisory fees	311,082	33,348	101,452
Payable for distribution fees	43,626	2,923	3,241
Payable for accounting fees	4,520	1,714	632
Payable for legal and audit fees	25,447	18,147	18,993
Payable for shareholder communications expenses	78,861	20,233	27,325
Payable for shareholder services fees	67,778	5,685	10,641
Payable for chief compliance officer compensation	5,061	626	1,690
Other accrued expenses	6,389	226	2,668
Total Liabilities	1,473,202	86,955	551,349
Net Assets	$368,219,694	$39,393,182	$133,087,455

Net Assets Consist of:
Paid-in capital	$253,325,497	$24,258,021	$93,105,682
Total distributable earnings	114,894,197	15,135,161	39,981,773

Net Assets	$368,219,694	$39,393,182	$133,087,455

Shares of Capital Stock, each at $0.0001 par value:

Class A:
Net assets	$205,577,261	$13,820,824	$15,367,228
Capital Shares outstanding	11,087,953	1,372,738	544,411
Net Asset Value and redemption price per share (500,000,000 shares authorized)	$18.54	$10.07	$28.23
Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$19.41	$10.54	$29.56

Class I:
Net assets	$162,642,433	$25,572,358	$117,720,227
Capital Shares outstanding	8,772,193	2,446,749	4,180,000

Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$18.54	$10.45	$28.16

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $6,729, $1,417, and $3,851, respectively)	$4,876,203	$413,391	$1,569,557
Interest	904	93	193
Total Investment Income	4,877,107	413,484	1,569,750

Expenses:
Investment advisory fees	1,877,533	222,721	607,587
Distribution fees - Class A	263,099	18,347	19,494
Accounting fees	47,306	5,568	16,877
Custodian fees	12,666	3,867	5,725
Legal and audit fees	32,257	14,092	17,840
Chief compliance officer compensation	30,456	3,670	10,752
Registration expenses	20,372	17,618	17,799
Shareholder communications expenses	42,805	11,177	14,789
Shareholder services fees	183,114	21,776	46,198
Directors’ fees	51,773	6,247	18,769
Interest expense	—	37	41
Miscellaneous expenses	17,035	5,849	9,139
Total Expenses	2,578,416	330,969	785,010

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(347,391)	(58,684)	(124,133)
Net Expenses	2,231,025	272,285	660,877
Net Investment Income	2,646,082	141,199	908,873

Net Realized and Unrealized Gain/(Loss) on Investments:

Net realized gain on investments	23,563,178	4,621,244	5,574,342
Net change in unrealized appreciation/depreciation:
on investments	(6,987,417)	(4,305,877)	3,124,113
Net Realized and Unrealized Gain on Investments	16,575,761	315,367	8,698,455
Net Increase in Net Assets Resulting from Operations	$19,221,843	$456,566	$9,607,328

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021

Operations:
Net investment income	$2,646,082	$4,036,792	$141,199	$344,643	$908,873	$1,270,979
Net realized gain on investments	23,563,178	41,131,705	4,621,244	11,291,275	5,574,342	12,558,045
Net change in unrealized appreciation/depreciation on investments	(6,987,417)	101,632,137	(4,305,877)	6,834,588	3,124,113	28,904,666
Net Increase in Net Assets Resulting from Operations	19,221,843	146,800,634	456,566	18,470,506	9,607,328	42,733,690
Distributions to Shareholders:
Accumulated earnings
Class A	(22,760,862)	(2,376,650)	(3,449,755)	(721,095)	(58,973)	(138,427)
Class I	(18,796,695)	(2,281,323)	(7,203,314)	(1,544,841)	(822,992)	(1,363,118)
Total Distributions to Shareholders	(41,557,557)	(4,657,973)	(10,653,069)	(2,265,936)	(881,965)	(1,501,545)

Capital Share Transactions:
Proceeds from shares issued
Class A	3,344,973	9,257,299	43,044	377,990	105,612	310,393
Class I	5,555,815	52,555,581	623,328	2,035,784	2,055,272	33,044,010
	8,900,788	61,812,880	666,372	2,413,774	2,160,884	33,354,403
Proceeds from reinvestment of distributions
Class A	21,858,338	2,262,795	3,409,566	700,093	52,181	122,701
Class I	18,598,011	2,250,021	7,174,338	1,538,399	821,410	1,359,904
	40,456,349	4,512,816	10,583,904	2,238,492	873,591	1,482,605
Cost of shares redeemed
Class A	(15,989,664)	(41,972,631)	(1,206,508)	(2,842,494)	(994,025)	(2,558,506)
Class I	(19,174,535)	(63,393,440)	(7,498,104)	(8,040,511)	(9,513,880)	(55,768,228)

	(35,164,199)	(105,366,071)	(8,704,612)	(10,883,005)	(10,507,905)	(58,326,734)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	14,192,938	(39,040,375)	2,545,664	(6,230,739)	(7,473,430)	(23,489,726)
Net Increase/(Decrease) in Net Assets	(8,142,776)	103,102,286	(7,650,839)	9,973,831	1,251,933	17,742,419
Net Assets:
Beginning of year	376,362,470	273,260,184	47,044,021	37,070,190	131,835,522	114,093,103
End of period	$368,219,694	$376,362,470	$39,393,182	$47,044,021	$133,087,455	$131,835,522

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months
	Ended March		Year Ended September 30,
	31, 2022
Small Cap Dividend Value Fund	(Unaudited)		2021	2020	2019	2018	2017
Class A
Net Asset Value, Beginning of Year	$19.71		$12.84	$15.86	$18.91	$19.27	$16.63
Income from Investment Operations:
Net Investment Income(a)	0.12		0.18	0.21	0.32	0.26	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	0.91		6.90	(2.97)	(1.44)	0.76	2.94
Total from Investment Operations	1.03		7.08	(2.76)	(1.12)	1.02	3.19

Distributions:
Net Investment Income	(0.10)		(0.21)	(0.26)	(0.30)	(0.25)	(0.24)
Net Realized Gain on Investments	(2.10)		—	—	(0.60)	(1.13)	(0.31)
Return of Capital	—		—	—	(1.03)	—	—
Total Distributions	(2.20)		(0.21)	(0.26)	(1.93)	(1.38)	(0.55)
Net Asset Value, End of Period	$18.54		$19.71	$12.84	$15.86	$18.91	$19.27
Total Return †	5.04%		55.27%	(17.35)%	(5.67)%	5.44%	19.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$205,577		$208,680	$157,732	$254,329	$13,836	$22,460
Net Investment Income	1.29	%(b)	0.98%	1.49%	2.04%	1.34%	1.39%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.47	%(b)	1.47%	1.52%	1.45%	1.50%	1.49%
Portfolio Turnover Rate	16%		26%	21%	71%	24%	22%
Class I
Net Asset Value, Beginning of Year	$19.75		$12.87	$15.89	$18.94	$19.30	$16.65
Income from Investment Operations:
Net Investment Income(a)	0.15		0.23	0.25	0.35	0.31	0.30
Net Realized and Unrealized Gain/(Loss) on Investments	0.90		6.91	(2.97)	(1.43)	0.76	2.95
Total from Investment Operations	1.05		7.14	(2.72)	(1.08)	1.07	3.25

Distributions:
Net Investment Income	(0.16)		(0.26)	(0.30)	(0.34)	(0.30)	(0.29)
Net Realized Gain on Investments	(2.10)		—	—	(0.60)	(1.13)	(0.31)
Return of Capital	—		—	—	(1.03)	—	—
Total Distributions	(2.26)		(0.26)	(0.30)	(1.97)	(1.43)	(0.60)
Net Asset Value, End of Period	$18.54		$19.75	$12.87	$15.89	$18.94	$19.30
Total Return †	5.15%		55.60%	(17.08)%	(5.42)%	5.71%	19.64%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$162,643		$167,682	$115,528	$184,944	$76,705	$75,701
Net Investment Income	1.54	%(b)	1.22%	1.75%	2.17%	1.59%	1.64%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.22	%(b)	1.22%	1.27%	1.23%	1.25%	1.24%
Portfolio Turnover Rate	16%		26%	21%	71%	24%	22%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months
	Ended March		Year Ended September 30,
	31, 2022
Small-Mid Cap Value Fund	(Unaudited)		2021	2020	2019	2018	2017
Class A
Net Asset Value, Beginning of Year	$12.97		$8.84	$12.38	$14.55	$14.92	$13.48
Income from Investment Operations:
Net Investment Income(a)	0.03		0.07	0.04	0.06	0.04	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	0.16		4.64	(1.40)	(0.76)	1.18	2.52
Total from Investment Operations	0.19		4.71	(1.36)	(0.70)	1.22	2.59

Distributions:
Net Investment Income	(0.06)		(0.03)	(0.07)	(0.03)	(0.08)	(0.02)
Net Realized Gain on Investments	(3.03)		(0.55)	(2.11)	(1.44)	(1.51)	(1.13)
Total Distributions	(3.09)		(0.58)	(2.18)	(1.47)	(1.59)	(1.15)
Net Asset Value, End of Period	$10.07		$12.97	$8.84	$12.38	$14.55	$14.92
Total Return †	0.33%		54.70%	(14.91)%	(4.11)%	8.67%	20.15%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$13,821		$14,943	$11,515	$23,125	$43,302	$43,501
Net Investment Income	0.47	%(b)	0.59%	0.43%	0.48%	0.25%	0.47%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39	%(b)	1.39%	1.39%	1.40%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.65	%(b)	1.63%	1.68%	1.53%	1.47%	1.47%
Portfolio Turnover Rate	21%		37%	21%	26%	27%	20%
Class I
Net Asset Value, Beginning of Year	$13.37		$9.10	$12.69	$14.88	$15.20	$13.72
Income from Investment Operations:
Net Investment Income(a)	0.04		0.10	0.07	0.09	0.07	0.10
Net Realized and Unrealized Gain/(Loss) on Investments	0.17		4.78	(1.44)	(0.77)	1.22	2.56
Total from Investment Operations	0.21		4.88	(1.37)	(0.68)	1.29	2.66

Distributions:
Net Investment Income	(0.10)		(0.06)	(0.11)	(0.07)	(0.10)	(0.05)
Net Realized Gain on Investments	(3.03)		(0.55)	(2.11)	(1.44)	(1.51)	(1.13)
Total Distributions	(3.13)		(0.61)	(2.22)	(1.51)	(1.61)	(1.18)
Net Asset Value, End of Period	$10.45		$13.37	$9.10	$12.69	$14.88	$15.20
Total Return †	0.42%		55.08%	(14.69)%	(3.87)%	9.00%	20.38%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$25,572		$32,101	$25,555	$43,060	$122,408	$91,586
Net Investment Income	0.71	%(b)	0.83%	0.68%	0.71%	0.50%	0.72%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14	%(b)	1.14%	1.14%	1.15%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.40	%(b)	1.38%	1.43%	1.28%	1.22%	1.22%
Portfolio Turnover Rate	21%		37%	21%	26%	27%	20%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months
	Ended March		Year Ended September 30,
	31, 2022
Mid Cap Dividend Value Fund	(Unaudited)		2021	2020	2019		2018	2017
Class A
Net Asset Value, Beginning of Year	$26.40		$19.10	$22.60	$23.94		$21.85	$18.88
Income from Investment Operations:
Net Investment Income(a)	0.16		0.18	0.26	0.29		0.19	0.15
Net Realized and Unrealized Gain/(Loss) on Investments	1.78		7.35	(3.26)	(0.67)		2.09	2.97
Total from Investment Operations	1.94		7.53	(3.00)	(0.38)		2.28	3.12

Distributions:
Net Investment Income	(0.11)		(0.23)	(0.31)	(0.32)		(0.19)	(0.15)
Net Realized Gain on Investments	—		—	(0.18)	(0.64)		—	—
Return of Capital	—		—	(0.01)	—		—	—
Total Distributions	(0.11)		(0.23)	(0.50)	(0.96)		(0.19)	(0.15)
Net Asset Value, End of Period	$28.23		$26.40	$19.10	$22.60		$23.94	$21.85
Total Return †	7.33%		39.48%	(13.38)%	(1.45)%		10.47%	16.57%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$15,367		$15,163	$12,611	$18,260		$31,987	$19,273
Net Investment Income	1.12	%(b)	0.73%	1.25%	1.31%		0.84%	0.76%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20	%(b)	1.20%	1.20%	1.21	%(c)	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.38	%(b)	1.38%	1.40%	1.38%		1.47%	1.49%
Portfolio Turnover Rate	6%		21%	22%	22%		19%	43%
Class I
Net Asset Value, Beginning of Year	$26.39		$19.09	$22.59	$23.94		$21.84	$18.87
Income from Investment Operations:
Net Investment Income(a)	0.19		0.25	0.31	0.35		0.25	0.21
Net Realized and Unrealized Gain/(Loss) on Investments	1.78		7.34	(3.26)	(0.69)		2.09	2.96
Total from Investment Operations	1.97		7.59	(2.95)	(0.34)		2.34	3.17

Distributions:
Net Investment Income	(0.20)		(0.29)	(0.36)	(0.37)		(0.24)	(0.20)
Net Realized Gain on Investments	—		—	(0.18)	(0.64)		—	—
Return of Capital	—		—	(0.01)	—		—	—
Total Distributions	(0.20)		(0.29)	(0.55)	(1.01)		(0.24)	(0.20)
Net Asset Value, End of Period	$28.16		$26.39	$19.09	$22.59		$23.94	$21.84
Total Return †	7.44%		39.84%	(13.15)%	(1.24)%		10.78%	16.86%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$117,720		$116,673	$101,482	$157,557		$124,114	$98,361
Net Investment Income	1.38	%(b)	0.98%	1.51%	1.57%		1.09%	1.01%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95	%(b)	0.95%	0.95%	0.96	%(c)	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.13	%(b)	1.13%	1.15%	1.13%		1.22%	1.24%
Portfolio Turnover Rate	6%		21%	22%	22%		19%	43%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.
(c)	The Fund incurred tax expense during the year ended September 30, 2019. If the tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.20% (Class A) and 0.95% (Class I), respectively.

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. The Corporation consists of three series, KEELEY Small Cap Dividend Value Fund (Small Cap Dividend Value Fund), KEELEY Small-Mid Cap Value Fund (Small-Mid Cap Value Fund), and KEELEY Mid Cap Dividend Value Fund (Mid Cap Dividend Value Fund) (each a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I.

The investment objectives of each Fund are as follows:

●	Small Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	Small-Mid Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●	Mid Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Keeley-Teton Advisors, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case the security will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Funds’ investment adviser, Keeley-Teton Advisors, LLC, at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs. Media General, Inc. was fair valued using methods approved by the Corporation’s Board as of March 31, 2022. No other securities were fair valued by the Funds as of March 31, 2022.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/22
SMALL CAP DIVIDEND VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$360,098,284	—	—	$360,098,284
Rights (a)	—	—	$1	1
Short Term Investment	8,933,322	—	—	8,933,322
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$369,031,606	—	$1	$369,031,607
SMALL-MID CAP VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Financial Services	$6,892,393	$232,100	—	$7,124,493
Other Industries (a)	31,304,720	—	—	31,304,720
Total Common Stocks	38,197,113	232,100	—	38,429,213
Warrants (a)	5,989	—	—	5,989
Short Term Investment	963,171	—	—	963,171
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$39,166,273	$232,100	—	$39,398,373
MID CAP DIVIDEND VALUE FUND INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$131,387,433	—	—	$131,387,433
Short Term Investment	2,009,873	—	—	2,009,873
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$133,397,306	—	—	$133,397,306

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2022 or September 30, 2021 by Small-Mid Cap Value Fund or Mid Cap Dividend Value Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Funds’ expenses. During the six months ended March 31, 2022, Small Cap Dividend Value Fund’s, the Small-Mid Cap Value Fund’s, and Mid Cap Dividend Value Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the utilization of tax equalizations and reversal of prior year Real Estate Investment Trust adjustments. These reclassifications, presented in the table below, have no impact on the NAVs of the Funds.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2021 was as follows:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Ordinary income (inclusive of short term capital gains)	$4,657,973	$199,962	$1,501,545
Net long term capital gains	—	2,065,974	—
Total distributions paid	$4,657,973	$2,265,936	$1,501,545

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

At September 30, 2021, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term losses.

Mid Cap Dividend Value Fund
Short term capital loss with no expiration	$(4,654,995)
Long term capital loss with no expiration	(466,123)
Total capital loss carryforward	$(5,121,118)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Aggregate cost of investments	$278,048,223	$28,500,640	$93,934,376
Gross unrealized appreciation	$104,169,783	$12,795,495	$42,514,443
Gross unrealized depreciation	(13,186,399)	(1,897,762)	(3,051,513)
Net unrealized appreciation	$90,983,384	$10,897,733	$39,462,930

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Value Fund and Small-Mid Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Value Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2023 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that the Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of the Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

	Class A	Class I
Small Cap Dividend Value Fund	1.29%	1.04%
Small-Mid Cap Value Fund	1.39%	1.14%
Mid Cap Dividend Value Fund	1.20%	0.95%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the six months ended March 31, 2022. The table below indicates the amount of fees available for recoupment by the Adviser in future periods:

As of March 31, 2022, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2019, expiring September 30, 2022	For the year ended September 30, 2020, expiring September 30, 2023	For the year ended September 30, 2021, expiring September 30, 2024	For the six months ended March 31, 2022, expiring September 30, 2025	Total
Small Cap Dividend Value Fund	$347,914	$773,620	$668,481	$347,391	$2,137,406
Small-Mid Cap Value Fund	127,131	142,211	109,462	58,684	437,488
Mid Cap Dividend Value Fund	274,447	297,386	236,330	124,133	932,296

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A Shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A Shares by G.distributors, LLC (the Distributor), an affiliate of the Adviser, with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the six months ended March 31, 2022, Small Cap Dividend Value Fund – Class A expensed $263,099 in distribution fees, of which $2,117 was paid to the Distributor; Small-Mid Cap Value Fund – Class A expensed $18,347 in distribution fees, of which $539 was paid to the Distributor; and Mid-Cap Dividend Value Fund – Class A expensed $19,494 in distribution fees, of which $251 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the six months ended March 31, 2022, the Adviser received $183,114, $21,776, and $46,198 from Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2022, other than short term securities, are as follows:

	Purchases (excluding short term Securities)	Sales (excluding short term Securities)
Small Cap Dividend Value Fund	$58,661,707	$85,751,059
Small-Mid Cap Value Fund	9,084,842	17,354,771
Mid Cap Dividend Value Fund	7,683,668	14,204,353

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2022, the Distributor retained a total of $2,907 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2022, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund accrued $47,306, $5,568, and $16,877, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As per the approval of the Board, the Funds are allocated a portion of the Chief Compliance Officer's compensation cost. For the six months March 31, 2022, the Funds paid or accrued $44,878 in chief compliance officer compensation in the Statements of Operations.

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

As of March 31, 2022, affiliates of the Funds beneficially owned shares of the Funds as set forth below:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Shares	1,835,581	413,748,550	1,747,892
Percent of total outstanding shares	9.84%	10.97%	35.61%

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Funds participate in an unsecured line of credit, which expires on March 1, 2023 and may be renewed annually, of up to $75,000,000 under which they may each borrow up to 10% of their net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statements of Operations. At March 31, 2022, there were no borrowings outstanding under the line of credit.

During the six months ended March 31, 2022, the Small Cap Dividend Value Fund borrowed $313,000 for three days at a weighted average interest rate of 1.37%. During the six months ended March 31, 2022, the Mid Cap Dividend Value Fund borrowed $1,031,000 for one day at a weighted average interest rate of 1.36%. The Small-Mid Cap Dividend Value Fund did not borrow under the line of credit during the six months ended March 31, 2022.

8. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Class A
Shares sold	171,862	489,501	3,987	31,402	3,771	12,319
Shares issued upon reinvestment of distributions.	1,157,608	121,521	322,265	65,491	1,815	4,863
Shares redeemed	(829,758)	(2,302,771)	(105,626)	(246,701)	(35,526)	(103,226)
Net increase/(decrease) in Class A Shares	499,712	(1,691,749)	220,626	(149,808)	(29,940)	(86,044)

Class I
Shares sold	284,353	2,704,070	52,852	154,571	72,967	1,258,384
Shares issued upon reinvestment of distributions.	984,931	119,807	653,401	139,854	28,688	53,733
Shares redeemed	(989,287)	(3,309,705)	(660,565)	(700,348)	(343,003)	(2,207,560)
Net increase/(decrease) in Class I Shares	279,997	(485,828)	45,688	(405,923)	(241,348)	(895,443)

9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150

Chicago, Illinois 60604

General and Account Information:

800-422-3554

fax: 312-786-5003

website: keeleyfunds.com

e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER	NICHOLAS F. GALLUCCIO*	SEAN LOWRY
Former Managing Director and	Co-Chairman, President, and	Former Executive Vice President,
Senior Partner of Fixed Income,	Chief Executive Officer	Pacor Mortgage Corp.
Harris Investments	Teton Advisors, Inc.

ANTHONY S. COLAVITA	KEVIN M. KEELEY*	MICHAEL J. MELARKEY
Attorney, Anthony S. Colavita, P.C.	Co-Chairman, Executive Chairman,	Of Counsel,
	and President	McDonald Carano Wilson LLP
Keeley -Teton Advisors, LLC
President, Keeley Funds, Inc.

JAMES P. CONN	JEROME J. KLINGENBERGER	KUNI NAKAMURA
Former Managing Director and	Executive Vice President and	President of Advanced Polymer, Inc.
Chief Investment Officer, Financial	Chief Financial Officer
Security Assurance Holdings Ltd.	Grayhill, Inc.

*Interested Directors

Officers

KEVIN M. KEELEY	JOHN C. BALL	PETER GOLDSTEIN
President	Treasurer	Secretary

RICHARD J. WALZ	THOMAS E. BROWNE Jr.
Chief Compliance Officer	Vice President

Investment Adviser	Distributor
Keeley-Teton Advisors, LLC	G.distributors, LLC
Custodian	Legal Counsel
State Street Bank and Trust Company	Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ122SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.